As filed with the Securities and Exchange Commission on March 12, 2025
Registration No. 333-282080
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ ☐
Post-Effective Amendment No. 4 ☒
(Check appropriate box or boxes.)
Principal Life Insurance Company
(Name of Insurance Company)
The Principal Financial Group, Des Moines, Iowa 50392
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(515) 247-6785
(Insurance Company’s Telephone Number, including Area Code)
Scott Van Wyngarden
The Principal Financial Group, Des Moines, Iowa 50392
(Name and Address of Agent for Service)
Copies To:
Ronald Coenen Jr.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001-3980
Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on April 11, 2025 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Explanatory Note

This Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 11, 2025, the effective date of Post-Effective Amendment No. 1, filed on November 1, 2024 (SEC Accession Number 0000009712-24-000032) pursuant to paragraph (a)(1) of rule 485 of the 1933 Act.

This Post-Effective Amendment No. 4 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 1.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines, and State of Iowa, on this 12th day of March, 2025.

PRINCIPAL LIFE INSURANCE COMPANY
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, President and Chief Executive Officer	March 12, 2025
D. D. Strable-Soethout

/s/ K. L. Wilhelm	Interim Controller	March 12, 2025
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Interim Chief Financial Officer	March 12, 2025
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	March 12, 2025
J. S. Auerbach

/s/ M. E. Beams*	Director	March 12, 2025
M. E. Beams

/s/ J. Carter-Miller*	Director	March 12, 2025
J. Carter-Miller

/s/ R. C. Hochschild*	Director	March 12, 2025
R. C. Hochschild

/s/ D. J. Houston*	Chairman	March 12, 2025
D. J. Houston

/s/ S. M. Mills*	Director	March 12, 2025
S. M. Mills

/s/ H. E. Mitchell*	Director	March 12, 2025
H. E. Mitchell

/s/ C. Muruzabal*	Director	March 12, 2025
C. Muruzabal

/s/ D. C. Nordin*	Director	March 12, 2025
D. C. Nordin

/s/ B. C. Pickerell*	Director	March 12, 2025
B. C. Pickerell

/s/ C. S. Richer*	Director	March 12, 2025
C. S. Richer

/s/ A. Rivera*	Director	March 12, 2025
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, President and Chief Executive Officer

By Power of Attorney incorporated by reference as exhibit (a)24 from Initial Filing of S-1 Registration Statement (File No. 333-282080), electronically filed on September 13, 2024, and filed herein for D. J. Houston

POWER OF ATTORNEY

The undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints D. D. Strable-Soethout, J. M. Pitz and G. Djurasovic, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to the following Principal Life Insurance Company contracts:

Principal® Strategic Income	File No. 333-282080
Principal® Strategic Outcomes	File No. 333-282081
with premiums received in connection with such contracts held in the Principal Life Insurance Company on Form N-4 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or her or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 17th day of January, 2025.

/s/ D. J. Houston
_____________________________________
D. J. Houston